LOANS AND PAYMENT PLAN RECEIVABLES, Loans Serviced for Others (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Quarter PSARate	Dec. 31, 2018 USD ($) PSARate	Dec. 31, 2017 USD ($)
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 2,581,166	$ 2,333,745
Custodial deposit accounts	$ 29,900	22,000
Maximum number of consecutive quarterly losses recorded for profitability requirement | Quarter	4
Percentage of decline in net worth during the period	30.00%
Maximum percentage of decline in net worth for one consecutive quarter	25.00%
Maximum percentage of decline in net worth for two consecutive quarters	40.00%
Highest level of capital, Amount	$ 2,500
Highest level of capital	0.25%
Analysis of capitalized mortgage loan servicing rights [Abstract]
Balance at beginning of period	$ 21,400
Balance at beginning of period		15,699	$ 13,671
Change in accounting (see note #1)	0	0	542
Balance at beginning of period, as adjusted	21,400	15,699	14,213
Originated servicing rights capitalized	7,303	4,977	4,230
Servicing rights acquired	0	3,047	0
Change in fair value due to price	(6,408)	191	(718)
Change in fair value due to pay downs	(3,124)	(2,514)	(2,026)
Balance at end of year			15,699
Balance at end of year	19,171	21,400
Loans sold and serviced that have had servicing rights capitalized	$ 2,580,705	$ 2,333,081	$ 1,815,668
Average coupon rate	4.22%	4.23%
Average servicing fee	0.258%	0.258%
Average discount rate	10.14%	10.15%
Average PSA Rate | PSARate	250	182
Fannie Mae [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 1,449,935	$ 1,350,703
Freddie Mac [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	852,123	712,740
Ginnie Mae [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	180,941	165,467
FHLB [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	69,149	78,687
Other [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 29,018	$ 26,148